FMI International Fund II - Currency Unhedged
Schedule of Investments
as of December 31, 2023 (Unaudited)

LONG-TERM INVESTMENTS - 96.0% COMMON STOCKS - 91.3%	Shares	Value
Bermuda - 4.5%
Miscellaneous Commercial Services - 2.6%
Genpact Ltd.	58,100	$2,016,651
		$–
Multi-Line Insurance - 1.9%
Arch Capital Group Ltd.(a)	20,450	1,518,822
Total Bermuda		3,535,473

Britain - 24.5%
Beverages: Alcoholic - 2.9%
Diageo PLC	63,500	2,304,741
		$–
Beverages: Non-Alcoholic - 2.6%
Coca-Cola Europacific Partners PLC	30,000	2,002,200
		$–
Electrical Products - 1.3%
Smiths Group PLC	46,700	1,048,200
		$–
Electronics/Appliances - 2.4%
Howden Joinery Group PLC	182,700	1,891,448
		$–
Finance/Rental/Leasing - 2.0%
Ashtead Group PLC	22,450	1,560,434
		$–
Food: Specialty/Candy - 3.4%
Greggs PLC	81,000	2,685,099
		$–
Household/Personal Care - 3.0%
Unilever PLC	48,100	2,328,568
		$–
Major Banks - 2.1%
Lloyds Banking Group PLC	2,675,800	1,622,970
		$–
Medical Specialties - 2.2%
Smith & Nephew PLC	128,100	1,759,717
		$–
Trucks/Construction/Farm Machinery - 2.6%
Weir Group PLC	83,000	1,994,365
Total Britain		19,197,742

Curacao - 2.2%
Contract Drilling - 2.2%
Schlumberger Ltd.	33,100	1,722,524

France - 12.7%
Aerospace & Defense - 4.0%
Safran S.A.	17,600	3,103,057
		$–
Restaurants - 4.8%
Sodexo S.A.	34,000	3,742,999
		$–
Wholesale Distributors - 3.9%
Rexel S.A.	111,950	3,072,600
Total France		9,918,656

Germany - 4.5%
Medical/Nursing Services - 1.9%
Fresenius Medical Care AG & Co. KGaA	34,675	1,449,699
		$–
Packaged Software - 2.6%
SAP SE	13,300	2,047,153
Total Germany		3,496,852

Hong Kong - 2.3%
Tools & Hardware - 2.3%
Techtronic Industries Co. Ltd.	153,000	1,823,009

Ireland - 3.1%
Airlines - 3.1%
Ryanair Holdings PLC - SP - ADR(a)	18,000	2,400,480

Japan - 8.6%
Building Products - 0.5%
Sanwa Holdings Corp.	23,710	358,449
		$–
Chemicals: Specialty - 1.7%
NOF Corp.	26,700	1,324,551
		$–
Computer Processing Hardware - 4.9%
Sony Group Corp.	40,700	3,851,560
		$–
Electronic Equipment/Instruments - 1.5%
Yokogawa Electric Corp.	61,000	1,159,486
Total Japan		6,694,046

Jersey - 6.8%
Wholesale Distributors - 6.8%
Ferguson PLC	28,000	5,362,768

Luxembourg - 5.7%
Discount Stores - 5.7%
B&M European Value Retail S.A.	627,700	4,475,781

Netherlands - 2.6%
Medical Specialties - 2.6%
Koninklijke Philips N.V.(a)	85,400	1,998,546

Singapore - 2.2%
Major Banks - 2.2%
DBS Group Holdings Ltd.	68,200	1,724,698

Switzerland - 7.3%
Food: Specialty/Candy - 1.5%
Barry Callebaut AG	675	1,139,521
		$–
Medical Distributors - 2.1%
DKSH Holding AG	24,150	1,677,743
		$–
Pharmaceuticals: Major - 3.7%
Roche Holding AG	9,850	2,863,332
Total Switzerland		5,680,596

United States - 4.3%
Other Consumer Services - 4.3%
Booking Holdings Inc.(a)	950	3,369,859
TOTAL COMMON STOCKS (Cost $59,965,283)		71,401,030

PREFERRED STOCK - 4.7%
South Korea - 4.7%
Telecommunications Equipment — 4.7%
Samsung Electronics Co. Ltd.	76,000	3,662,175
TOTAL PREFERRED STOCK (Cost $3,294,592)		3,662,175
TOTAL LONG-TERM INVESTMENTS (Cost $63,259,875)		75,063,205

SHORT-TERM INVESTMENT - 3.6%
Money Market Fund - 3.6%
First American Treasury Obligations Fund - Class X, 5.29%(b)	2,816,853	2,816,853
TOTAL SHORT-TERM INVESTMENT (Cost $2,816,853)		2,816,853

TOTAL INVESTMENTS - 99.6% (Cost $66,076,728)		77,880,058
Other Assets in Excess of Liabilities - 0.4%		305,663
TOTAL NET ASSETS - 100.0%		$78,185,721

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SP - ADR – Sponsored American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

FMI International Fund II - Currency Unhedged Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the  inputs as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The following table summarizes the Fund’s investments as of December 31, 2023, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Bermuda	3,535,473	–	–	3,535,473
Britain	2,002,200	17,195,542	–	19,197,742
Curacao	1,722,524	–	–	1,722,524
France	–	9,918,656	–	9,918,656
Germany	–	3,496,852	–	3,496,852
Hong Kong	–	1,823,009	–	1,823,009
Ireland	2,400,480	–	–	2,400,480
Japan	–	6,694,046	–	6,694,046
Jersey	–	5,362,768	–	5,362,768
Luxembourg	–	4,475,781	–	4,475,781
Netherlands	–	1,998,546	–	1,998,546
Singapore	–	1,724,698	–	1,724,698
Switzerland	–	5,680,596	–	5,680,596
United States	3,369,859	–	–	3,369,859
Common Stocks - Total	$13,030,536	$58,370,494	$–	$71,401,030
Preferred Stock	$–	$3,662,175	$–	$3,662,175
Money Market Fund	2,816,853	–	–	2,816,853
Total Investments	$15,847,389	$62,032,669	$–	$77,880,058

Refer to the Schedule of Investments for industry classifications.